Short-Term Investments (Tables)	6 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Schedule of Short-Term Investments
	As of June 30,	As of December 31,
	2025	2025
	RMB	RMB
Short-term investments	4,255	818
Total	4,255	818